Loans receivable (Details) - USD ($) $ in Thousands					3 Months Ended		9 Months Ended
	Dec. 15, 2023	Mar. 13, 2023	Feb. 22, 2023	Feb. 09, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 15, 2024	Dec. 31, 2022	Oct. 28, 2022
Loans receivable
Total loans receivable					$ 39,181			$ 11,096
Current portion					2,000
Loans Receivable - Long-term					37,181			11,096
Bridge Financing - Stornoway Diamonds
Loans receivable
Total loans receivable					$ 11,557			$ 11,096
Interest rate (percent)					8.25%
Convertible Debenture - Excelsior Mining
Loans receivable
Total loans receivable					$ 1,524
Interest rate (percent)					10.00%
Amount invested				$ 1,500
Loan Receivable - Nevada Copper
Loans receivable
Total loans receivable					$ 8,373
Penalty on prepayment of loan					0
Additional loan provided		$ 2,500	$ 2,500		3,333
Loan Receivable - Nevada Copper | Nevada Copper
Loans receivable
Senior credit facility, maximum borrowing capacity under the new tranche									$ 25,000
Loan Receivable - Elevation Gold
Loans receivable
Total loans receivable					$ 17,727
Interest rate (percent)					10.00%
Additional loan provided					$ 5,500	$ 2,000
Principal payment due	$ 1,500
Subsequent quarterly principal payments							$ 250